Class A Ordinary Shares Subject to Possible Redemption (Details) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 30, 2022	Nov. 17, 2022	Dec. 31, 2021
Common Class A [Member]
Temporary Equity [Line Items]
Common stock, shares authorized	797,111,977	797,111,977
Common stock par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares outstanding	57,916,649	57,916,649
ALVARIUM TIEDEMANN HOLDINGS INC [Member]
Temporary Equity [Line Items]
Common stock par value (in Dollars per share)			$ 0.0001
Common stock, shares issued				43,125,000
Common stock, shares outstanding				43,125,000
ALVARIUM TIEDEMANN HOLDINGS INC [Member] | Common Class A [Member]
Temporary Equity [Line Items]
Common stock, shares authorized		200,000,000			200,000,000
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued		0			0
Common stock, shares outstanding		0			0
Shares issued		34,500,000			34,500,000
ALVARIUM TIEDEMANN HOLDINGS INC [Member] | Common Class A [Member] | Subject To Possible Redemption [Member]
Temporary Equity [Line Items]
Common stock, shares issued		34,500,000			34,500,000
Common stock, shares outstanding		34,500,000			34,500,000